FINANCIAL AND CAPITAL RISK MANAGEMENT - Financial instruments by category (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
OTHER CURRENT ASSETS
Current financial assets	¥ 44,426,010	¥ 43,968,988
Non-current financial assets	2,189,357	1,530,752
Total financial assets	46,615,367	45,499,740
Current financial liabilities	86,448,422	79,378,328
Non-current financial liabilities	41,058,764	48,112,468
Total financial liabilities	127,507,186	127,490,796
Financial liabilities at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial liabilities	89,426	3,575
Interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Current financial liabilities	62,752,570	58,459,394
Financial liabilities included in other payables and accrued liabilities
OTHER CURRENT ASSETS
Current financial liabilities	11,284,456	9,572,489
Trade and notes payables
OTHER CURRENT ASSETS
Current financial liabilities	12,321,970	11,342,870
Financial liabilities included in other non-current liabilities
OTHER CURRENT ASSETS
Non-current financial liabilities	769,061	789,720
Long-term interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Non-current financial liabilities	40,289,703	47,322,748
Financial liabilities at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial liabilities	89,426	3,575
Total financial liabilities	89,426	3,575
Financial liabilities at fair value through profit or loss | Financial liabilities at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial liabilities	89,426	3,575
Financial liabilities at amortized cost
OTHER CURRENT ASSETS
Current financial liabilities	86,358,996	79,374,753
Non-current financial liabilities	41,058,764	48,112,468
Total financial liabilities	127,417,760	127,487,221
Financial liabilities at amortized cost | Interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Current financial liabilities	62,752,570	58,459,394
Financial liabilities at amortized cost | Financial liabilities included in other payables and accrued liabilities
OTHER CURRENT ASSETS
Current financial liabilities	11,284,456	9,572,489
Financial liabilities at amortized cost | Trade and notes payables
OTHER CURRENT ASSETS
Current financial liabilities	12,321,970	11,342,870
Financial liabilities at amortized cost | Financial liabilities included in other non-current liabilities
OTHER CURRENT ASSETS
Non-current financial liabilities	769,061	789,720
Financial liabilities at amortized cost | Long-term interest-bearing loans and borrowings
OTHER CURRENT ASSETS
Non-current financial liabilities	40,289,703	47,322,748
Trade and notes receivables
OTHER CURRENT ASSETS
Current financial assets	8,026,209	7,349,563
Financial assets at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial assets	9,534	54,756
Restricted cash and time deposits
OTHER CURRENT ASSETS
Current financial assets	2,152,492	2,087,447
Cash and cash equivalents
OTHER CURRENT ASSETS
Current financial assets	27,750,686	23,813,736
Financial assets included in other current assets
OTHER CURRENT ASSETS
Current financial assets	6,487,089	10,663,486
Available-for-sale financial investments
OTHER CURRENT ASSETS
Non-current financial assets	1,928,201	164,393
Financial assets included in other non-current assets
OTHER CURRENT ASSETS
Non-current financial assets	261,156	1,366,359
Total financial assets	242,567	1,375,140
Financial assets at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial assets	9,534	54,756
Total financial assets	9,534	54,756
Financial assets at fair value through profit or loss | Financial assets at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial assets	9,534	54,756
Loans and receivables
OTHER CURRENT ASSETS
Current financial assets	44,416,476	43,914,232
Non-current financial assets	261,156	1,366,359
Total financial assets	44,677,632	45,280,591
Loans and receivables | Trade and notes receivables
OTHER CURRENT ASSETS
Current financial assets	8,026,209	7,349,563
Loans and receivables | Restricted cash and time deposits
OTHER CURRENT ASSETS
Current financial assets	2,152,492	2,087,447
Loans and receivables | Cash and cash equivalents
OTHER CURRENT ASSETS
Current financial assets	27,750,686	23,813,736
Loans and receivables | Financial assets included in other current assets
OTHER CURRENT ASSETS
Current financial assets	6,487,089	10,663,486
Loans and receivables | Financial assets included in other non-current assets
OTHER CURRENT ASSETS
Non-current financial assets	261,156	1,366,359
Available for sale financial investments
OTHER CURRENT ASSETS
Non-current financial assets	1,928,201	164,393
Total financial assets	1,928,201	164,393
Available for sale financial investments | Available-for-sale financial investments
OTHER CURRENT ASSETS
Non-current financial assets	¥ 1,928,201	¥ 164,393